MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	December 31,	June 30,
	2024	2025
Level 2 securities:
Corporate bonds*	$4,425	$8,825
U.S government	-	$5,229
Total	$4,425	$14,054
* Investments in Corporate bonds rated A or higher.
Schedule of Summary of Changes in Fair Value of Marketable Securities
	Marketable securities
	For the year ended	For the Six Months
	December 31, 2024	ended June 30, 2025

Balance at beginning of the period	$20,471	$4,425
Purchases	-	14,078
Maturity	(15,871)	(4,309)
Changes in fair value during the period	(175)	(140)
Balance at end of the period	$4,425	$14,054